RELATED PARTY TRANSACTIONS (Details Narrative) - Director and Shareholder [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes payable to related party	$ 128,531	$ 127,219
Other related party expenses	$ 1,922	$ 6,159